UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
CONSUMER DISCRETIONARY — 14.8%
Comcast, Cl A	235,562	$10,018,452
NIKE, Cl B	54,101	3,690,770
Starbucks	40,000	2,272,400
TJX	88,700	7,124,384
Walt Disney	65,004	7,063,985
		30,169,991

CONSUMER STAPLES — 12.2%
Anheuser-Busch InBev ADR	45,800	5,197,384
Coca-Cola	71,500	3,402,685
CVS Health	85,721	6,745,385
PepsiCo	54,600	6,568,380
Procter & Gamble	34,675	2,993,840
		24,907,674

ENERGY — 4.4%
Exxon Mobil	55,402	4,836,595
Schlumberger	57,000	4,194,060
		9,030,655

FINANCIAL SERVICES — 16.9%
BlackRock, Cl A	17,790	9,994,422
JPMorgan Chase	95,205	11,012,362
US Bancorp	51,000	2,914,140
Wells Fargo	160,895	10,583,673
		34,504,597

HEALTH CARE — 17.2%
Baxter International	60,500	4,357,815
Becton Dickinson	23,700	5,757,678
Johnson & Johnson	48,640	6,721,562
Medtronic	82,500	7,085,925
UnitedHealth Group	47,235	11,184,303
		35,107,283

INDUSTRIAL — 7.3%
FedEx	16,600	4,357,168

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL — continued
Honeywell International	14,500	$2,315,215
United Technologies	60,000	8,280,600
		14,952,983

INFORMATION SERVICES — 21.0%
Accenture, Cl A	61,155	9,827,609
Apple	58,580	9,808,049
Mastercard, Cl A	71,715	12,119,835
Microsoft	50,000	4,750,500
Oracle	124,290	6,412,121
		42,918,114

MATERIALS — 4.9%
Air Products & Chemicals	18,570	3,126,631
DowDuPont	89,822	6,788,747

		9,915,378

TOTAL COMMON STOCK (Cost $112,890,611)		201,506,675

CASH EQUIVALENT (A) — 1.0%

SEI Daily Income Trust, Government Fund, Cl F, 1.110% (Cost $2,150,624)	2,150,624	2,150,624

TOTAL INVESTMENTS — 99.7% (Cost $115,041,235)		$203,657,299

Percentages are based on Net Assets of $204,199,020.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2018 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-2900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018